Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Liabilities

	2018	2017
	RMB million	RMB million
Civil Aviation Development Fund and airport tax payable	2,012	1,788
Payable for purchase of property, plant and equipment	1,608	1,194
Sales agent deposits	597	507
Other taxes payable	443	569
Deposit received for chartered flights	186	191
Others	1,727	1,485

	6,573	5,734